Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Property and equipment estimated useful life	The Company generally depreciates its assets over the following periods:
Years

Furniture and machinery and equipment	7
Computer and software	3 – 5
Leasehold improvements	5 or remaining lease life